Subsequent Events -Summary of Common Stock and Warrants Issued Under 2021 Bridge Financing (Detail) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class A Common Stock Warrants [Member]
Subsequent Event [Line Items]
Class A Common Stock warrants		43,030
Class A Common Stock Warrants [Member] | Two Thousand and Twenty One Bridge Notes [Member]
Subsequent Event [Line Items]
Class A Common Stock warrants		43,030
Common Class A [Member]
Subsequent Event [Line Items]
Class A Common Stock	223,054	219,614
Common Class A [Member] | Two Thousand and Twenty One Bridge Notes [Member]
Subsequent Event [Line Items]
Class A Common Stock		126,572
Common Class A [Member] | SVB Line Of Credit [Member]
Subsequent Event [Line Items]
Class A Common Stock		93,042